Summary of significant accounting policies - Business Combinations (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 09, 2021 USD ($)	Apr. 05, 2021 USD ($)	Apr. 05, 2021 EUR (€)	Feb. 03, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill/(negative goodwill) arising on acquisition	$ 1,501
Nexters Studio LLC
Disclosure of detailed information about business combination [line items]
Property and equipment					$ 390
Intangible assets					38
Right-of-use assets					1,164
Trade and other receivables					656
Other assets					91
Cash and cash equivalents					26
Prepaid tax					28
Total assets					2,393
Deferred tax liability					(4)
Lease liabilities - current					(1,164)
Trade and other payables recognised as of acquisition date					(1,415)
Total liabilities					(2,583)
Total identifiable net assets at fair value					(190)
Goodwill/(negative goodwill) arising on acquisition					1,274
Purchase consideration transferred					1,084
Net cash acquired with the subsidiary					26
Cash paid					(1,084)
Net cash flow in acquisition					(1,058)
Nexters Online LLC
Disclosure of detailed information about business combination [line items]
Property and equipment					85
Intangible assets					14
Right-of-use assets					395
Trade and other receivables					80
Other assets					27
Cash and cash equivalents					4
Total assets					605
Deferred tax liability					(16)
Lease liabilities - current					(395)
Trade and other payables recognised as of acquisition date					(218)
Tax liability					(4)
Total liabilities					(633)
Total identifiable net assets at fair value					(28)
Goodwill/(negative goodwill) arising on acquisition					191
Purchase consideration transferred					163
Net cash acquired with the subsidiary					4
Cash paid					(163)
Net cash flow in acquisition					$ (159)
NHW Ltd
Disclosure of detailed information about business combination [line items]
Trade and other receivables			$ 15
Cash and cash equivalents			1
Total assets			16
Total identifiable net assets at fair value			16
Goodwill/(negative goodwill) arising on acquisition			8
Purchase consideration transferred			24	€ 20,000
Net cash acquired with the subsidiary			1
Cash paid			(24)
Net cash flow in acquisition			$ (23)
Game Positive LLC
Disclosure of detailed information about business combination [line items]
Property and equipment		$ 71
Trade and other receivables		48
Other assets		59
Cash and cash equivalents		82
Prepaid tax		12
Total assets		272
Trade and other payables recognised as of acquisition date		(159)
Total liabilities		(159)
Total identifiable net assets at fair value		113
Goodwill/(negative goodwill) arising on acquisition		79
NCI		33
Purchase consideration transferred		1
Net cash acquired with the subsidiary		82
Cash paid		(1)
Net cash flow in acquisition		$ (81)